Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
Supplement [Text Block]	nmf_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide Portfolio Completion Fund

Supplement dated July 29, 2014
to the Prospectus dated March 1, 2014

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective July 31, 2014:

1.  The chart under the heading "Principal Investment Strategies" in the right-hand column on page 3 of the Prospectus is deleted in its entirety and replaced with the following:

Asset Class	Target Allocation Range	Benchmark Index
Treasury Inflation-Protected Securities	5% – 20%	Barclays U.S. Government Inflation-Linked Bond Index
International bonds	15% – 45%	S&P/Citigroup International Treasury Bond ex-U.S. Index (hedged)
High-yield bonds	5% – 20%	Markit CDX North American High Yield 5-year Total Return Index
Emerging market bonds	5% – 20%	Markit CDX Emerging Markets 5-year Total Return Index
Emerging market stocks	5% – 20%	MSCI Emerging Markets® Net Total Return Index
Commodities	5% – 25%	Dow Jones-UBS Roll Select Commodity Total Return Index
Global real estate stocks	5% – 20%	Dow Jones Global Select Real Estate Securities Index℠

Nationwide Portfolio Completion Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide Portfolio Completion Fund

Supplement dated July 29, 2014
to the Prospectus dated March 1, 2014

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective July 31, 2014:

1.  The chart under the heading "Principal Investment Strategies" in the right-hand column on page 3 of the Prospectus is deleted in its entirety and replaced with the following:

Asset Class	Target Allocation Range	Benchmark Index
Treasury Inflation-Protected Securities	5% – 20%	Barclays U.S. Government Inflation-Linked Bond Index
International bonds	15% – 45%	S&P/Citigroup International Treasury Bond ex-U.S. Index (hedged)
High-yield bonds	5% – 20%	Markit CDX North American High Yield 5-year Total Return Index
Emerging market bonds	5% – 20%	Markit CDX Emerging Markets 5-year Total Return Index
Emerging market stocks	5% – 20%	MSCI Emerging Markets® Net Total Return Index
Commodities	5% – 25%	Dow Jones-UBS Roll Select Commodity Total Return Index
Global real estate stocks	5% – 20%	Dow Jones Global Select Real Estate Securities Index℠